Fair Value Measurement - Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Allowance on impaired loans	$ 630	$ 1,514
Fair Value, Measurements, Nonrecurring [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Allowance on impaired loans	$ 630	$ 1,514